OTHER LONG-LIVED ASSETS, NET (Details)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
OTHER LONG-LIVED ASSETS, NET
Prepaid license fee			$ 935,850		¥ 6,515,200				¥ 6,515,200
Other			0		0				0
Total			935,850		6,515,200		$ 922,167	¥ 6,515,200	¥ 6,515,200
Initial deposit for joint venture arrangement	$ 5,000,000	¥ 34,881,000	5,010,342	¥ 34,881,000	¥ 0	¥ 0
Impairment loss on joint venture arrangement			$ 5,000,000	¥ 34,881,000